SUPPLEMENT DATED AUGUST 1, 2023
       TO THE PROSPECTUS AND SUMMARY PROSPECTUSES EACH DATED MAY 1, 2023
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                 AMERICAN GENERAL LIFE INSURANCE COMPANY
                      VARIABLE ANNUITY ACCOUNT TEN

                       Advanced Outcomes Annuity
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This supplement updates certain information in the prospectus, initial summary prospectus and updating summary prospectus (together, the "Prospectus"). You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy.
All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

Effective August 1, 2023, all references to the below Underlying Funds (collectively, "Funds") are hereby removed from the Prospectus as a result of the liquidation of the Funds:

  * Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (I)

  * Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (I)

  * Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb






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